COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases
	RMB	US$
2018	15,252	2,344
2019	12,460	1,915
2020	12,418	1,909
2021	8,113	1,247
2022	4,100	630
Thereafter	48,175	7,404
	100,518	15,449